Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Income Taxes [Abstract]
Deferred tax rate	26.50%
Net deferred tax assets	$ 49,508	$ (3,655)